United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2012

Date of Reporting Period: Quarter ended 03/31/2012

Item 1. Schedule of Investments

Federated Bank Loan Core Fund

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount or Shares		Value
	FLOATING RATE LOANS – 98.3%
	Aerospace/Defense – 1.5%
$1,000,000	Sequa Corp., Term Loan — Institutional, 3.836%, 12/3/2014	988,615
987,500	Transdigm Group, Inc., Term Loan — Institutional, 4.000%, 2/14/2017	988,942
	TOTAL	1,977,557
	Automotive – 6.6%
1,500,000	Autoparts Holdings, Term Loan — Institutional, 10.500%, 1/29/2018	1,478,437
1,985,000	Chrysler Group LLC, Term Loan — Institutional, 6.000%, 5/24/2017	2,019,966
1,455,880	Remy International, Term Loan — Institutional, 6.250%, 12/17/2016	1,463,160
1,000,000	Schaeffler AG, Term Loan — Institutional, 6.000%, 2/28/2017	1,006,720
1,000,000	TI Group Auto Systems, Term Loan — Institutional, 6.750%, 3/1/2019	1,004,380
1,481,250	United Components, Inc., Term Loan — Institutional, 5.500%, 7/26/2017	1,490,508
	TOTAL	8,463,171
	Building Materials – 1.9%
930,833	Goodman Global, Inc., Term Loan — Institutional, Series B, 5.750%, 10/28/2016	938,168
1,481,260	Nortek, Inc., Term Loan — Institutional, 5.251%, 4/26/2017	1,480,334
	TOTAL	2,418,502
	Chemicals – 3.4%
994,643	Ashland, Inc., Term Loan — Institutional, 3.750%, 8/23/2018	996,503
683,016	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.000%, 5/5/2015	678,382
290,238	Hexion Specialty Chemicals, Inc., Term Loan — Institutional, 4.250%, 5/5/2015	288,269
986,979	Momentive Performance Materials, Inc., Term Loan — Institutional, 3.750%, 5/5/2015	950,431
1,481,250	Omnova Solutions, Inc., Term Loan — Institutional, 5.750%, 5/31/2017	1,488,041
	TOTAL	4,401,626
	Consumer Products – 4.2%
962,121	Prestige Brands Holdings, Inc., Term Loan — Institutional, 4.474%, 12/20/2018	969,674
952,872	SRAM Corp., Term Loan — Institutional, 4.765%, 6/7/2018	953,467
500,000	SRAM Corp., Term Loan — Institutional, 8.500%, 12/7/2018	505,313
1,152,595	Spectrum Brands, Inc., Term Loan — Institutional, 4.474%, 6/17/2016	1,157,159
1,883,760	Visant Corp., Term Loan — Institutional, 5.250%, 12/22/2016	1,842,750
	TOTAL	5,428,363
	Entertainment – 4.2%
1,447,183	Cedar Fair LP, Term Loan — Institutional, 4.000%, 12/15/2017	1,450,953
1,469,818	Cinemark USA, Inc., Term Loan — Institutional, 3.573%, 4/30/2016	1,473,647
1,481,250	Regal Cinemas, Inc., Term Loan — Institutional, 3.368%, 8/23/2017	1,477,643
1,000,000	Six Flags Theme Parks, Term Loan — Institutional, 4.250%, 11/23/2018	1,000,445
	TOTAL	5,402,688
	Financial Institutions – 1.2%
1,500,000	Nuveen Investments, Term Loan — Institutional, 5.754%, 5/13/2017	1,502,190
	Food & Beverage – 7.3%
61,707	Aramark Corp., Revolver — Institutional, 3.491%, 7/26/2016	61,602
938,293	Aramark Corp., Term Loan — Institutional, 3.491%, 7/26/2016	936,693
498,750	B&G Foods, Inc., Term Loan — Institutional, 4.500%, 10/28/2018	501,493
1,481,156	Dean Foods Co., Term Loan — Institutional, Series B, 3.250%, 4/2/2017	1,470,662
1,985,000	Del Monte Foods Co., Term Loan — Institutional, 4.500%, 3/8/2018	1,960,048
1,440,714	Michael Foods, Inc., Term Loan — Institutional, 4.253%, 2/25/2018	1,442,177
1,000,000	Pinnacle Foods Finance LLC, Term Loan — Institutional, 5.000%, 9/16/2018	1,006,410

Principal Amount or Shares		Value
$1,980,000	U.S. Foodservice, Inc., Term Loan — Institutional, 5.750%, 5/11/2017	1,975,763
	TOTAL	9,354,848
	Gaming – 3.2%
990,000	Ameristar Casinos, Inc., Term Loan — Institutional, 4.000%, 4/14/2018	992,361
1,000,000	Caesars Entertainment, Inc., Term Loan — Institutional, 4.492%, 1/28/2018	873,195
676,191	Global Cash Access LLC, Term Loan — Institutional, 7.000%, 3/1/2016	677,205
496,250	Penn National Gaming, Inc., Term Loan — Institutional, 3.750%, 7/14/2018	497,180
1,000,000	Pinnacle Entertainment, Inc., Term Loan — Institutional, 4.000%, 3/5/2019	1,006,040
	TOTAL	4,045,981
	Health Care – 13.8%
1,473,027	Biomet, Inc., Term Loan — Institutional, 3.376%, 3/25/2015	1,460,485
1,979,513	Carestream Health, Inc., Term Loan — Institutional, 5.000%, 2/25/2017	1,939,922
899,200	DJO Finance LLC, Term Loan — Institutional, 6.250%, 11/1/2016	894,515
590,000	DJO Finance LLC, Term Loan — Institutional, 5.241%, 9/15/2017	589,159
1,485,000	Emergency Medical Services Corp., Term Loan — Institutional, 5.250%, 5/25/2018	1,488,453
996,765	Grifols, Inc., Term Loan — Institutional, 4.500%, 6/4/2017	997,492
1,500,000	HCA, Inc., Term Loan — Institutional, 3.720%, 3/31/2017	1,475,070
990,000	HCR Manor Care, Inc., Term Loan — Institutional, 5.000%, 4/6/2018	969,581
1,485,000	Iasis Healthcare, Term Loan — Institutional, 5.000%, 5/3/2018	1,487,785
1,372,446	Multiplan, Inc., Term Loan — Institutional, 4.750%, 8/18/2017	1,363,017
997,500	Pharmaceutical Product Development, Inc., Term Loan — Institutional, 6.250%, 10/10/2018	1,011,141
1,500,000	United Surgical Partners International, Inc., Term Loan — Institutional, 5.750%, 3/2/2019	1,490,625
992,089	VWR Funding, Inc., Term Loan — Institutional, 2.741%, 6/24/2014	986,717
1,476,412	Vanguard Health Systems, Term Loan — Institutional, 5.000%, 1/29/2016	1,480,635
	TOTAL	17,634,597
	Industrial - Other – 2.3%
1,000,000	Generac Holdings, Inc., Term Loan — Institutional, 3.750%, 1/10/2019	1,001,500
1,000,000	Potters Industries, Term Loan — Institutional, 10.250%, 11/4/2017	1,010,315
1,000,000	Rexnord LLC, Term Loan — Institutional, Series B, 5.000%, 2/24/2018	1,002,190
	TOTAL	3,014,005
	Media - Cable – 2.7%
1,500,000	Cequel Communications Holdings, Term Loan — Institutional, 4.000%, 1/31/2019	1,488,937
1,469,818	Charter Communications, Inc., Term Loan — Institutional, 3.720%, 9/6/2016	1,464,887
500,000	Kabel Deutschland Vertrieb und, Term Loan — Institutional, 4.250%, 2/1/2019	499,287
	TOTAL	3,453,111
	Media - Non-Cable – 9.0%
992,500	AMC Networks, Inc., Term Loan — Institutional, 4.000%, 12/30/2018	992,083
1,363,750	Crown Media Holdings, Inc., Term Loan — Institutional, 5.750%, 7/14/2018	1,368,864
1,495,472	Cumulus Media, Inc., Term Loan — Institutional, 5.750%, 9/16/2018	1,505,992
486,667	Entercom Communication Corp., Term Loan — Institutional, 6.277%, 11/7/2018	491,533
872,347	FoxCo Acquisitions, Term Loan — Institutional, 4.75%, 7/21/2015	874,201
1,493,737	Hubbard Radio, Term Loan — Institutional, 5.250%, 4/29/2017	1,501,206
1,488,750	Intelsat Jackson Holdings S.A., Term Loan — Institutional, 5.250%, 4/2/2018	1,501,546
833,716	Lamar Media Corp., Term Loan — Institutional, 4.000%, 12/31/2016	836,634
1,472,500	Nielsen Finance LLC/Nielsen Finance Co., Term Loan — Institutional, 3.993%, 5/1/2016	1,477,411
992,500	SymphonyIRI Group, Inc., Term Loan — Institutional, 5.000%, 12/1/2017	993,279
	TOTAL	11,542,749
	Packaging & Containers – 2.7%
841,970	Bway Holding Co., Term Loan — Institutional, 4.500%, 2/23/2018	842,559

Principal Amount or Shares		Value
$77,615	Bway Holding Co., Term Loan — Institutional, 4.500%, 2/9/2018	77,669
1,958,643	Reynolds Group, Term Loan — Institutional, 6.500%, 2/9/2018	1,982,177
492,500	Sealed Air Corp., Term Loan — Institutional, 4.750%, 5/31/2018	498,843
	TOTAL	3,401,248
	Restaurants – 2.8%
636,469	DineEquity, Inc., Term Loan — Institutional, 4.250%, 10/19/2017	637,745
1,956,397	Dunkin' Brands, Inc., Term Loan — Institutional, 4.000%, 11/23/2017	1,958,040
1,000,000	NPC International, Inc., Term Loan — Institutional, 5.250%, 12/28/2018	1,006,250
	TOTAL	3,602,035
	Retailers – 6.9%
997,500	Academy Sports, Term Loan — Institutional, 6.000%, 8/3/2018	1,003,660
1,975,000	Gymboree Corp., Term Loan — Institutional, 5.000%, 2/23/2018	1,876,013
1,943,803	Jo-Ann Stores, Inc., Term Loan - Institutional, 3.973%, 3/18/2018	1,936,854
2,000,000	Neiman-Marcus Group, Inc., Term Loan — Institutional, 4.750%, 5/16/2018	2,000,470
1,470,000	PETCO Animal Supplies, Inc., Term Loan — Institutional, 4.500%, 11/24/2017	1,471,198
500,000	The Yankee Candle Co., Inc., Term Loan — Institutional, 5.250%, 3/2/2019	502,240
	TOTAL	8,790,435
	Services – 3.1%
1,488,750	KAR Auction Services, Inc., Term Loan — Institutional, 5.000%, 5/19/2017	1,494,028
1,000,000	Monitronics International, Inc., Term Loan — Institutional, 5.500%, 3/6/2018	1,002,290
1,467,765	West Corp., Term Loan — Institutional, 4.599%, 7/15/2016	1,472,506
	TOTAL	3,968,824
	Technology – 15.7%
986,510	Allen Systems Group, Inc., Term Loan — Institutional, 6.500%, 11/22/2015	985,691
1,497,500	Blackboard, Inc., Term Loan — Institutional, 7.500%, 6/30/2018	1,492,588
1,304,284	CDW Corp., Term Loan — Institutional, 4.000%, 7/15/2017	1,264,745
990,000	CommScope, Inc., Term Loan — Institutional, 4.250%, 1/14/2018	989,842
1,000,000	DataTel, Inc., Term Loan — Institutional, 6.250%, 6/5/2018	1,016,670
1,985,000	Eagle Parent, Inc., Term Loan — Institutional, 5.000%, 5/16/2018	1,971,353
997,500	Endurance International Group, Term Loan — Institutional, 7.750%, 11/28/2017	999,994
712,182	First Data Corp., Term Loan — Institutional, 5.242%, 3/24/2017	683,029
1,488,654	Freescale Semiconductor, Inc., Term Loan — Institutional, 4.494%, 12/1/2016	1,450,694
1,481,260	Interactive Data Corp., Term Loan — Institutional, 4.500%, 2/11/2018	1,483,000
1,000,000	Lawson Software, Inc., Term Loan — Institutional, 5.750%, 3/16/2018	1,005,470
1,492,500	Lawson Software, Inc., Term Loan — Institutional, 6.750%, 7/5/2017	1,498,612
500,000	NXP BV/NXP Funding LLC, Term Loan — Institutional, 5.500%, 2/16/2019	496,562
995,000	NXP BV/NXP Funding LLC, Term Loan — Institutional, 5.500%, 3/6/2017	994,691
997,500	Rocket Software, Term Loan — Institutional, 7.000%, 1/19/2018	1,002,901
1,500,000	SERENA Software, Inc., Term Loan — Institutional, 5.000%, 3/10/2016	1,477,500
248,750	SkillSoft Corp., Term Loan — Institutional, Series C, 6.500%, 5/16/2017	249,652
990,000	Trans Union LLC, Term Loan — Institutional, 4.750%, 2/10/2018	1,000,930
	TOTAL	20,063,924
	Transportation – 1.2%
1,485,000	Hertz Corp., Term Loan — Institutional, 3.750%, 3/11/2018	1,482,097
	Utility - Electric – 0.8%
992,500	NRG Energy, Inc., Term Loan — Institutional, 4.000%, 7/1/2018	992,957
	Utility - Natural Gas – 1.1%
1,500,000	Energy Transfer Equity LP, Term Loan — Institutional, 4.500%, 2/16/2017	1,473,600

Principal Amount or Shares			Value
		Wireless Communications – 1.5%
$1,967,478		MetroPCS Wireless, Inc., Term Loan — Institutional, 4.071%, 11/3/2016	1,965,639
		Wireline Communications – 1.2%
1,500,000		Level 3 Financing, Inc., Term Loan — Institutional, 5.750%, 10/4/2018	1,516,875
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $125,268,738)	125,897,022
		CORPORATE BOND – 1.1%
		Restaurant – 1.1%
1,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.974%, 3/15/2014 (IDENTIFIED COST $1,337,000)	1,386,000
		MUTUAL FUND – 6.8%
8,748,095	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	8,748,095
		TOTAL INVESTMENTS — 106.2% (IDENTIFIED COST $135,353,833)[5]	136,031,117
		OTHER ASSETS AND LIABILITIES - NET — (6.2)%[6]	(7,930,728)
		TOTAL NET ASSETS — 100%	$128,100,389
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $1,386,000, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $1,386,000, which represented 1.1% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	At March 31, 2012, the cost of investments for federal tax purposes was $135,168,130. The net unrealized appreciation of investments for federal tax purposes was $862,987. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,391,030 and net unrealized depreciation from investments for those securities having an excess of cost over value of $528,043.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment

(a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$ —	$125,897,022	$ —	$125,897,022
Corporate Bond	—	1,386,000	—	1,386,000
Mutual Fund	8,748,095	—	—	8,748,095
TOTAL SECURITIES	$8,748,095	$127,283,022	$ —	$136,031,117

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012